Revenue - Contract liabilities are analyzed as follows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Contract liabilities [abstract]
Advance payments received from customers for purchase of goods	¥ 231,636	¥ 219,192
Total contract liabilities	339,641	413,180	¥ 326,866
- License fees
Contract liabilities [abstract]
Deferred revenue related to	89,498	88,536
- membership fees
Contract liabilities [abstract]
Deferred revenue related to	5,215	96,025
- loyalty points
Contract liabilities [abstract]
Deferred revenue related to	¥ 13,292	¥ 9,427
Minimum
Contract liabilities [abstract]
Percentage of advance payment for purchase of goods from certain overseas distributors prior to delivery of goods	20.00%
Maximum
Contract liabilities [abstract]
Percentage of advance payment for purchase of goods from certain overseas distributors prior to delivery of goods	100.00%